Segment Information (Details) - Schedule of segment results - USD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Oral and Dental Devices [Member]
Segment Information (Details) - Schedule of segment results [Line Items]
Revenue from external customers				$ 718,656
Interest income				8
Other income				140,816
Depreciation				(14,854)
Amortisation				(21,688)
Other expenses				(1,591,290)
Segment loss after income tax				(768,352)
Segment assets
Segment liabilities
Psychedelic [Member]
Segment Information (Details) - Schedule of segment results [Line Items]
Revenue from external customers
Interest income
Other income
Depreciation
Amortisation
Other expenses		(883,708)	(768,316)
Segment loss after income tax		(883,708)	(768,316)
Segment assets		$ 56,058	2,000
Segment liabilities
Medicinal Cannabis [Member]
Segment Information (Details) - Schedule of segment results [Line Items]
Revenue from external customers	[1]		1,897,596	604,884
Interest income			6	2
Other income				212,625
Depreciation
Amortisation
Other expenses			(5,202,371)	(2,899,761)
Segment loss after income tax			(3,304,769)	(2,082,250)
Segment assets			104,267	662,414
Segment liabilities			(86,522)	(567,423)
Unallocated [Member]
Segment Information (Details) - Schedule of segment results [Line Items]
Revenue from external customers
Interest income			2,673	4,543
Other income			73,069
Depreciation
Amortisation
Other expenses			(7,375,456)	(1,851,577)
Segment loss after income tax			(7,299,714)	(1,847,034)
Segment assets			9,222,528	3,573,665
Segment liabilities			(668,527)	(504,228)
Consolidated [Member]
Segment Information (Details) - Schedule of segment results [Line Items]
Revenue from external customers			1,897,596	1,323,540
Interest income			2,679	4,553
Other income			73,069	353,441
Depreciation				(14,854)
Amortisation				(21,688)
Other expenses			(13,346,143)	(6,342,628)
Segment loss after income tax			(11,372,799)	(4,697,636)
Segment assets			9,328,795	4,236,079
Segment liabilities			$ (755,049)	$ (1,071,651)

[1]	Of the total revenue from medicinal cannabis in the fiscal year ended 30 June 2021 and 2020, 100% was through Cannvalate Pty Ltd’s distribution network.